FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 863	$ 1,001
Employees and payroll accruals	2,535	2,079
Other payables	1,238	1,348
Leases liability	2,924	3,639
Liabilities in respect of government grants	4,684	3,799
Total Financial Liabilities	12,244	11,866
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	863	1,001
Employees and payroll accruals	2,535	2,079
Other payables	1,238	1,348
Leases liability	777	895
Liabilities in respect of government grants	72	37
Total Financial Liabilities	5,485	5,360
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Employees and payroll accruals
Other payables
Leases liability	659	734
Liabilities in respect of government grants	177	107
Total Financial Liabilities	836	841
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Employees and payroll accruals
Other payables
Leases liability	622	616
Liabilities in respect of government grants	291	196
Total Financial Liabilities	913	812
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Employees and payroll accruals
Other payables
Leases liability	622	583
Liabilities in respect of government grants	557	333
Total Financial Liabilities	1,179	916
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Employees and payroll accruals
Other payables
Leases liability	111	582
Liabilities in respect of government grants	948	652
Total Financial Liabilities	1,059	1,234
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Employees and payroll accruals
Other payables
Leases liability	133	229
Liabilities in respect of government grants	2,639	2,474
Total Financial Liabilities	$ 2,772	$ 2,703